Motley Fool Next Index ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Aerospace & Defense - 3.9%
AeroVironment, Inc. (a)	444	$79,045
Archer Aviation, Inc. - Class A (a)	8,601	86,784
HEICO Corp.	1,952	584,897
Rocket Lab Corp. (a)	7,191	192,647
Textron, Inc.	2,879	213,133
		1,156,506

Air Freight & Logistics - 0.3%
GXO Logistics, Inc. (a)	1,894	77,919

Automobile Components - 0.5%
BorgWarner, Inc.	3,482	115,219
Phinia, Inc.	648	28,123
XPEL, Inc. (a)	438	15,755
		159,097

Banks - 0.6%
Axos Financial, Inc. (a)	907	63,073
Western Alliance Bancorp	1,729	125,197
		188,270

Beverages - 0.6%
Boston Beer Co., Inc. - Class A (a)	178	40,913
Celsius Holdings, Inc. (a)	3,727	141,179
		182,092

Biotechnology - 3.8%
AnaptysBio, Inc. (a)	488	10,848
BioMarin Pharmaceutical, Inc. (a)	3,025	175,662
Bridgebio Pharma, Inc. (a)	3,015	103,264
Editas Medicine, Inc. (a)	1,316	2,264
Emergent BioSolutions, Inc. (a)	861	5,441
Exact Sciences Corp. (a)	2,945	165,745
Exelixis, Inc. (a)	4,438	191,011
Ionis Pharmaceuticals, Inc. (a)	2,520	84,445
Moderna, Inc. (a)	6,129	162,786
Neurocrine Biosciences, Inc. (a)	1,583	194,741
Viking Therapeutics, Inc. (a)	1,779	47,677
		1,143,884

Broadline Retail - 0.3%
Etsy, Inc. (a)	1,699	94,040

Building Products - 0.3%
Trex Co., Inc. (a)	1,701	95,035

Capital Markets - 5.0%
Affiliated Managers Group, Inc.	465	81,840
Cboe Global Markets, Inc.	1,659	380,110
FactSet Research Systems, Inc.	605	277,247
Houlihan Lokey, Inc.	1,112	194,244
Interactive Brokers Group, Inc. - Class A	1,728	362,327
Jefferies Financial Group, Inc.	3,269	158,874
PJT Partners, Inc. - Class A	369	55,594
		1,510,236

Chemicals - 0.9%
Perimeter Solutions, Inc. (a)	2,374	28,654
RPM International, Inc.	2,039	232,120
		260,774

Commercial Services & Supplies - 2.8%
Rollins, Inc.	7,765	444,546
Veralto Corp.	3,924	396,442
		840,988

Communications Equipment - 1.3%
Ubiquiti, Inc.	960	379,478

Construction & Engineering - 1.8%
EMCOR Group, Inc.	723	341,155
MasTec, Inc. (a)	1,239	193,197
		534,352

Consumer Finance - 1.2%
Nelnet, Inc. - Class A	576	66,920
SoFi Technologies, Inc. (a)	17,383	231,194
Upstart Holdings, Inc. (a)	1,486	70,094
		368,208

Consumer Staples Distribution & Retail - 1.5%
Casey's General Stores, Inc.	590	258,278
Maplebear, Inc. (a)	4,197	191,677
		449,955

Distributors - 0.6%
LKQ Corp.	4,108	166,251

Diversified Consumer Services - 1.2%
Chegg, Inc. (a)	1,666	1,699
Duolingo, Inc. (a)	719	373,600
		375,299

Diversified Telecommunication Services - 0.0%(b)
Bandwidth, Inc. - Class A (a)	455	6,379

Electronic Equipment, Instruments & Components - 1.8%
Cognex Corp.	2,692	80,679
Coherent Corp. (a)	2,457	185,823
IPG Photonics Corp. (a)	674	44,659
Zebra Technologies Corp. - Class A (a)	815	236,163
		547,324

Entertainment - 3.6%
Live Nation Entertainment, Inc. (a)	3,701	507,740
Roku, Inc. (a)	2,316	167,818
Warner Bros Discovery, Inc. (a)	39,299	391,811
		1,067,369

Financial Services - 2.8%
Euronet Worldwide, Inc. (a)	694	75,146
Jack Henry & Associates, Inc.	1,158	209,795
Marqeta, Inc. - Class A (a)	7,994	43,008
Toast, Inc. - Class A (a)	9,115	384,471
Walker & Dunlop, Inc.	538	36,847
WEX, Inc. (a)	615	81,752
		831,019

Food Products - 1.5%
Darling Ingredients, Inc. (a)	2,507	78,118
Freshpet, Inc. (a)	774	62,044
McCormick & Co., Inc.	4,252	309,248
		449,410

Ground Transportation - 1.7%
Landstar System, Inc.	560	76,843
RXO, Inc. (a)	2,590	40,223
U-Haul Holding Co. (a)	2,870	183,680
XPO, Inc. (a)	1,859	211,610
		512,356

Health Care Equipment & Supplies - 4.0%
Align Technology, Inc. (a)	1,166	210,976
ClearPoint Neuro, Inc. (a)	438	5,173
Globus Medical, Inc. - Class A (a)	2,182	129,131
Insulet Corp. (a)	1,113	361,758
Masimo Corp. (a)	855	138,937
QuidelOrtho Corp. (a)	1,070	32,817
Solventum Corp. (a)	2,744	200,559
STAAR Surgical Co. (a)	784	13,963
TransMedics Group, Inc. (a)	535	68,009
UFP Technologies, Inc. (a)	124	29,041
		1,190,364

Health Care Providers & Services - 1.9%
Fulgent Genetics, Inc. (a)	488	10,111
Guardant Health, Inc. (a)	1,956	79,453
HealthEquity, Inc. (a)	1,372	138,037
Progyny, Inc. (a)	1,354	29,111
Quest Diagnostics, Inc.	1,761	305,252
		561,964

Health Care Technology - 0.7%
Doximity, Inc. - Class A (a)	2,976	155,020
GoodRx Holdings, Inc. - Class A (a)	6,082	23,841
Teladoc, Inc. (a)	2,753	19,051
		197,912

Hotels, Restaurants & Leisure - 3.3%
Cava Group, Inc. (a)	1,832	148,887
Dave & Buster's Entertainment, Inc. (a)	610	13,396
Hyatt Hotels Corp. - Class A	1,527	201,610
Planet Fitness, Inc. - Class A (a)	1,339	137,689
Sweetgreen, Inc. - Class A (a)	1,860	24,961
Texas Roadhouse, Inc.	1,054	205,751
Vail Resorts, Inc.	593	94,981
Wingstop, Inc.	455	155,473
		982,748

Household Durables - 1.9%
Dream Finders Homes, Inc. - Class A (a)	1,481	30,894
iRobot Corp. (a)	488	1,498
Meritage Homes Corp.	1,139	72,452
NVR, Inc. (a)	49	348,680
TopBuild Corp. (a)	465	131,544
		585,068

Household Products - 0.1%
Spectrum Brands Holdings, Inc.	419	24,206

Industrial REITs - 0.4%
STAG Industrial, Inc.	2,958	105,246

Insurance - 2.1%
Kinsale Capital Group, Inc.	369	174,164
Lemonade, Inc. (a)	1,157	38,760
Markel Group, Inc. (a)	203	394,165
Trupanion, Inc. (a)	673	31,759
		638,848

Interactive Media & Services - 1.5%
Match Group, Inc.	3,969	118,832
Pinterest, Inc. - Class A (a)	10,751	334,463
		453,295

IT Services - 5.3%
DigitalOcean Holdings, Inc. (a)	1,462	41,375
EPAM Systems, Inc. (a)	904	157,739
Fastly, Inc. - Class A (a)	2,258	16,438
GoDaddy, Inc. - Class A (a)	2,262	412,023
Kyndryl Holdings, Inc. (a)	3,689	144,018
MongoDB, Inc. (a)	1,287	243,024
Okta, Inc. (a)	2,752	283,924
Twilio, Inc. - Class A (a)	2,421	284,952
		1,583,493

Leisure Products - 0.5%
Hasbro, Inc.	2,212	147,563

Life Sciences Tools & Services - 1.1%
Illumina, Inc. (a)	2,511	206,505
Lifecore Biomedical, Inc. (a)	588	3,981
Repligen Corp. (a)	891	105,200
		315,686

Machinery - 3.8%
Chart Industries, Inc. (a)	714	111,998
Middleby Corp. (a)	852	124,503
Proto Labs, Inc. (a)	385	14,237
RBC Bearings, Inc. (a)	496	181,472
Tennant Co.	300	22,326
Toro Co.	1,585	120,111
Westinghouse Air Brake Technologies Corp.	2,737	553,750
		1,128,397

Media - 0.5%
Boston Omaha Corp. - Class A (a)	498	7,320
New York Times Co. - Class A	2,589	147,884
PubMatic, Inc. - Class A (a)	771	9,021
		164,225

Metals & Mining - 0.2%
Compass Minerals International, Inc. (a)	660	12,678
MP Materials Corp. (a)	2,592	56,480
		69,158

Oil, Gas & Consumable Fuels - 2.0%
EQT Corp.	9,566	527,374
Excelerate Energy, Inc. - Class A	378	10,633
Sable Offshore Corp. (a)	1,417	40,781
Vitesse Energy, Inc.	611	12,788
		591,576

Passenger Airlines - 0.3%
Alaska Air Group, Inc. (a)	1,953	99,466

Personal Care Products - 0.3%
elf Beauty, Inc. (a)	895	100,679

Pharmaceuticals - 0.3%
Axsome Therapeutics, Inc. (a)	774	81,394

Professional Services - 3.5%
Broadridge Financial Solutions, Inc.	1,875	455,306
Paycom Software, Inc.	889	230,331
SS&C Technologies Holdings, Inc.	3,907	315,725
TaskUS, Inc. - Class A (a)	1,427	23,688
Upwork, Inc. (a)	2,147	33,257
		1,058,307

Real Estate Management & Development - 0.9%
Redfin Corp. (a)	2,005	20,030
Zillow Group, Inc. - Class C (a)	3,829	256,964
		276,994

Semiconductors & Semiconductor Equipment - 4.5%
Cirrus Logic, Inc. (a)	844	83,016
Enphase Energy, Inc. (a)	2,101	86,960
First Solar, Inc. (a)	1,699	268,578
Impinj, Inc. (a)	453	51,683
Monolithic Power Systems, Inc.	767	507,677
SiTime Corp. (a)	374	73,330
Skyworks Solutions, Inc.	2,550	176,026
Universal Display Corp.	753	107,943
		1,355,213

Software - 11.1%
Alarm.com Holdings, Inc. (a)	789	45,289
Appfolio, Inc. - Class A (a)	578	122,056
Appian Corp. - Class A (a)	1,174	36,981
Asana, Inc. - Class A (a)	3,696	66,195
Blackbaud, Inc. (a)	769	47,855
BlackLine, Inc. (a)	996	55,706
Box, Inc. - Class A (a)	2,280	86,230
Braze, Inc. - Class A (a)	1,642	60,426
Confluent, Inc. - Class A (a)	5,296	121,967
Docusign, Inc. (a)	3,210	284,438
Gitlab, Inc. - Class A (a)	2,601	118,372
HubSpot, Inc. (a)	836	493,156
Manhattan Associates, Inc. (a)	971	183,305
Nutanix, Inc. - Class A (a)	4,227	324,169
Pegasystems, Inc.	1,362	133,680
Q2 Holdings, Inc. (a)	964	84,369
Samsara, Inc. - Class A (a)	8,897	414,066
Tyler Technologies, Inc. (a)	689	397,546
Unity Software, Inc. (a)	6,494	169,364
Varonis Systems, Inc. (a)	1,784	85,061
		3,330,231

Specialty Retail - 8.8%
Camping World Holdings, Inc. - Class A	992	16,130
CarMax, Inc. (a)	2,440	157,282
Carvana Co. (a)	2,146	702,085
Chewy, Inc. - Class A (a)	6,480	293,220
Five Below, Inc. (a)	872	101,649
GameStop Corp. - Class A (a)	7,082	211,044
RH (a)	47	8,512
Sleep Number Corp. (a)	357	3,841
Stitch Fix, Inc. - Class A (a)	2,042	9,026
Tractor Supply Co.	8,510	411,884
Ulta Beauty, Inc. (a)	735	346,523
Warby Parker, Inc. - Class A (a)	1,916	40,562
Williams-Sonoma, Inc.	1,954	316,079
Winmark Corp.	58	24,640
		2,642,477

Technology Hardware, Storage & Peripherals - 0.9%
Pure Storage, Inc. - Class A (a)	5,173	277,221

Textiles, Apparel & Luxury Goods - 0.6%
Skechers USA, Inc. - Class A (a)	2,369	146,973
Under Armour, Inc. - Class A (a)	6,616	44,393
		191,366

Trading Companies & Distributors - 1.3%
Watsco, Inc.	600	266,142
WESCO International, Inc.	775	130,115
		396,257
TOTAL COMMON STOCKS (Cost $28,741,514)		29,945,595

TOTAL INVESTMENTS - 99.8% (Cost $28,741,514)		29,945,595
Other Assets in Excess of Liabilities - 0.2%		66,813
TOTAL NET ASSETS - 100.0%		$30,012,408
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Motley Fool Next Index ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	29,945,595	–	–	29,945,595
Total Investments	29,945,595	–	–	29,945,595

Refer to the Schedule of Investments for further disaggregation of investment categories.